Taxes (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Income Tax Disclosure [Abstract]
U.S. current income tax expense
BVI current income tax expense
PRC current income tax expense	1,661,388	3,395,237
Total provision for income taxes	$ 1,661,388	$ 3,395,237